iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Beverages  —  27 .4%
Brown-Forman Corp. , Class A ................ 27,530 $ 804,427
Brown-Forman Corp. , Class B , NVS ............ 86,713 2,491,264
Celsius Holdings, Inc.
(a)
..................... 109,562 3,200,306
Coca-Cola Co. (The) ...................... 2,099,406 183,886,972
Coca-Cola Consolidated, Inc. ................. 36,430 6,845,197
Constellation Brands, Inc. , Class A ............. 88,773 11,560,908
Keurig Dr Pepper, Inc. ..................... 833,111 25,926,414
Molson Coors Beverage Co. , Class B ........... 98,408 4,089,837
Monster Beverage Corp.
(a)
................... 430,772 41,517,805
PepsiCo, Inc. ........................... 750,373 104,722,056
Primo Brands Corp. , Class A ................. 156,870 3,560,949
388,606,135
a
Chemicals  —  2 .4%
Corteva, Inc. ............................ 432,086 34,009,489
a
Consumer Staples Distribution & Retail  —  7 .1%
Albertsons Companies, Inc. , Class A ............ 213,370 2,470,825
Casey's General Stores, Inc. ................. 23,707 20,648,797
Kroger Co. (The) ......................... 358,326 20,689,743
Performance Food Group Co.
(a)
............... 96,743 11,066,432
Sprouts Farmers Market, Inc.
(a)
................ 60,116 5,239,711
Sysco Corp. ............................ 307,498 26,211,129
U.S. Foods Holding Corp.
(a)
.................. 140,965 14,179,669
100,506,306
a
Food Products  —  13 .0%
Archer-Daniels-Midland Co. .................. 308,366 24,444,173
Bunge Global SA ......................... 85,298 9,061,206
Campbell's Company (The)
(b)
................. 127,715 2,807,176
Conagra Brands, Inc. ...................... 306,774 4,451,291
Darling Ingredients, Inc.
(a)
................... 100,747 6,109,298
Freshpet, Inc.
(a)
.......................... 30,991 1,845,204
General Mills, Inc. ........................ 342,854 12,257,030
Hershey Co. (The) ........................ 93,995 16,453,825
Hormel Foods Corp. ....................... 186,076 4,653,761
Ingredion, Inc. ........................... 40,216 3,999,883
J M Smucker Co. (The) ..................... 67,175 8,011,290
JBS N.V. , Class A ........................ 210,049 2,944,887
Kraft Heinz Co. (The) ...................... 549,791 14,212,097
Lamb Weston Holdings, Inc. ................. 84,775 4,454,926
McCormick & Co., Inc. , NVS ................. 163,580 8,326,222
Mondelez International, Inc. , Class A ............ 728,335 45,382,554
Pilgrim's Pride Corp. ....................... 27,130 742,277
Post Holdings, Inc.
(a) (b)
...................... 26,176 2,392,748
Seaboard Corp. .......................... 153 675,229
Smithfield Foods, Inc. ...................... 29,615 771,175
Tyson Foods, Inc. , Class A .................. 176,859 10,250,748
184,247,000
a
Health Care Providers & Services  —  13 .6%
Cardinal Health, Inc. ....................... 150,526 34,625,496
Cencora, Inc. ........................... 120,053 37,377,301
CVS Health Corp. ........................ 619,908 64,736,993
McKesson Corp. ......................... 64,680 55,378,369
192,118,159
a
Household Products  —  19 .1%
Church & Dwight Co., Inc. ................... 152,263 15,045,107
Clorox Co. (The) ......................... 77,429 7,396,792
Colgate-Palmolive Co. ..................... 465,964 42,542,513
Kimberly-Clark Corp. ...................... 212,329 23,209,683
Procter & Gamble Co. (The) ................. 1,255,352 181,385,811
Security Shares Value
a
Household Products (continued)
Reynolds Consumer Products, Inc. ............. 34,935 $ 871,279
270,451,185
a
Personal Care Products  —  1 .7%
Kenvue, Inc. ............................ 1,218,842 23,450,520
a
Tobacco  —  15 .4%
Altria Group, Inc. ......................... 830,700 56,761,731
Philip Morris International, Inc. ................ 845,087 161,259,501
218,021,232
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,466,526,293 ) ............................... 1,411,410,026
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(c) (d) (e)
...................... 4,199,592 4,200,852
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 1,664,315 1,664,315
a
Total Short-Term Securities — 0.4%
(Cost: $ 5,865,009 ) .................................. 5,865,167
Total Investments — 100.1%
(Cost: $ 1,472,391,302 ) ............................... 1,417,275,193
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (1,920,012)
Net Assets — 100.0% ................................. $ 1,415,355,181
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
U.S. Consumer Staples ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 5,849,980  $ —  $ (1,646,716)
(a)
$ (2,234) $ (178) $ 4,200,852  4,199,592  $ 5,742
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,499,018  —  (834,703)
(a)
—  —  1,664,315  1,664,315  16,740  —
$ —  $ (2,234) $ (178)
$ 5,865,167
$ 22,482  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index .................................................. 43 09/18/26 $ 3,701 $ 27,241

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 1,411,410,026  $ —  $ —  $ 1,411,410,026
Short-Term Securities
Money Market Funds ........................................ 5,865,167  —  —  5,865,167
$ 1,417,275,193  $ —  $ —  $ 1,417,275,193
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 27,241  $ —  $ —  $ 27,241
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)